SHAREHOLDERS' EQUITY - Share Capital - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends
Dividends declared per share (in dollars per share)		$ 0.181	$ 0.121	$ 0.090
Dividends declared		$ 41.6	$ 30.5	$ 20.0
Subsequent Event | Forecast
Dividends
Dividends declared per share (in dollars per share)	$ 0.055